TAXES ON INCOME (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current taxes	$ 527	$ 890	$ 436
Deferred taxes	14	(652)	(2,321)
Income Tax Expense (Benefit)	541	238	(1,885)
Domestic	283	151	(1,617)
Foreign	258	87	(268)
Income Tax Expense (Benefit)	$ 541	$ 238	$ (1,885)